Exhibit 99.1

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section I. Original Deal Parameters

A.	Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	9,027	160,376,481.86	8.73%	70.25	64.47	5.78
ii. Non-Prime Loans	9,959	183,565,480.10	12.02%	70.08	64.82	5.26
iii. Sub-Prime Loans	716	11,058,038.22	16.59%	66.01	61.72	4.29
iv. Pre-funding Account		0.00
v. Total Loans	19,702	355,000,000.18	10.68%	70.03	64.57	5.46

B.	Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	65,000,000.00	5.36%	October 22, 2007	35242W AA 1
ii. Class A-2 Notes	96,000,000.00	5.20%	October 20, 2009	35242W AB 9
iii. Class A-3 Notes	93,000,000.00	5.04%	January 20, 2011	35242W AC 7
iv. Class A-4 Notes	61,950,000.00	5.03%	July 21, 2014	35242W AD 5
v. Class B Notes	22,187,000.00	5.14%	July 21, 2014	35242W AE 3
vi. Class C Notes	16,863,000.00	5.41%	July 21, 2014	35242W AF 0

C.	Spread Account

i. Initial Cash Deposit	0.00
ii. Spread Account Floor Amount	1,775,000.00
iii. Specified Spread Account Amount	5.25%	of Outstanding Pool Balance
iv. Maximum Spread Account Amount	10.00%	of Outstanding Pool Balance
v. Initial Letter of Credit Commitment	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	8,600	148,459,128.08	8.73%	70.34	62.91	7.43
ii. Non-Prime Loans	9,612	173,061,871.10	12.01%	70.13	63.18	6.95
iii. Sub-Prime Loans	687	10,343,300.27	16.61%	66.04	59.98	6.06
iv. Pre-funding Account		0.00
v. Total Loans	18,899	331,864,299.45	10.69%	70.10	62.96	7.14

B.	Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	41,864,299.45	0.00
ii. Class A-2 Notes	96,000,000.00	0.00
iii. Class A-3 Notes	93,000,000.00	0.00
iv. Class A-4 Notes	61,950,000.00	0.00
v. Class B Notes	22,187,000.00	0.00
vi. Class C Notes	16,863,000.00	0.00

C. Spread Account

i. Spread Account Cash Balance	3,649,603.85
ii. Letter of Credit Commitment	12,425,000.00

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	15,748.86

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section II. Deal Status as of Previous Distribution Date

E.	Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	629,046.59	110,134.56	0.00	0.00	253,060.29	58,138.78
ii. Non-Prime Loans	2,319,681.65	692,930.18	41,540.51	0.00	514,059.82	96,737.71
iii. Sub-Prime Loans	306,498.64	80,438.78	0.00	0.00	38,156.85	39,108.01
iv. Total Loans	3,255,226.88	883,503.52	41,540.51	0.00	805,276.96	193,984.50

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	35	5	0	0	11	3
ii. Non-Prime Loans	150	37	3	0	25	4
iii. Sub-Prime Loans	18	5	0	0	2	1
iv. Total Loans	203	47	3	0	38	8

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.42%	0.07%	0.00%	0.00%	0.17%	0.04%
ii. Non-Prime Loans	1.34%	0.40%	0.02%	0.00%	0.30%	0.06%
iii. Sub-Prime Loans	2.96%	0.78%	0.00%	0.00%	0.37%	0.38%
iv. Total Loans	0.98%	0.27%	0.01%	0.00%	0.24%	0.06%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.41%	0.06%	0.00%	0.00%	0.13%	0.03%
ii. Non-Prime Loans	1.56%	0.38%	0.03%	0.00%	0.26%	0.04%
iii. Sub-Prime Loans	2.62%	0.73%	0.00%	0.00%	0.29%	0.15%
iv. Total Loans	1.07%	0.25%	0.02%	0.00%	0.20%	0.04%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

A.	Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	8,430	143,916,712.13	8.73%	70.42	62.18	8.24
ii. Non-Prime Loans	9,423	167,879,930.76	12.01%	70.16	62.38	7.78
iii. Sub-Prime Loans	672	10,035,158.55	16.57%	66.12	59.22	6.90
iv. Pre-funding Account		0.00
v. Total Loans	18,525	321,831,801.44	10.68%	70.15	62.19	7.96

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	384,647.08	263,336.84	50,723.07	0.00	230,842.78	205,701.26
ii. Non-Prime Loans	2,247,564.33	718,865.24	337,351.56	17,799.69	511,069.92	407,438.28
iii. Sub-Prime Loans	337,429.62	112,270.68	37,845.24	0.00	77,363.18	55,118.95
iv. Total Loans	2,969,641.03	1,094,472.76	425,919.87	17,799.69	819,275.88	668,258.49

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	24	11	2	0	9	10
ii. Non-Prime Loans	134	45	22	1	27	19
iii. Sub-Prime Loans	24	6	3	0	5	3
iv. Total Loans	182	62	27	1	41	32

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.27%	0.18%	0.04%	0.00%	0.16%	0.14%
ii. Non-Prime Loans	1.34%	0.43%	0.20%	0.01%	0.30%	0.24%
iii. Sub-Prime Loans	3.36%	1.12%	0.38%	0.00%	0.77%	0.55%
iv. Total Loans	0.92%	0.34%	0.13%	0.01%	0.25%	0.21%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.28%	0.13%	0.02%	0.00%	0.11%	0.12%
ii. Non-Prime Loans	1.42%	0.48%	0.23%	0.01%	0.29%	0.20%
iii. Sub-Prime Loans	3.57%	0.89%	0.45%	0.00%	0.74%	0.45%
iv. Total Loans	0.98%	0.33%	0.15%	0.01%	0.22%	0.17%

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section III. Collection Period Activity and Current Status

C.	Collections

i. Simple Interest Contracts
a. Interest Collections	2,766,302.45
b. Principal Collections	9,364,239.52
ii. Net Liquidation Proceeds	348,033.48
iii. Post Disposition Recoveries	940.00
iv. Repurchase Amounts
a. Interest	0.00
b. Principal	0.00

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	2,766,302.45
ii. Total Principal Collections	9,712,273.00
iii. Collected Funds	12,478,575.45
iv. Reinvestment Income Collected in Spread Account	12,374.62

F. Month End Pool Balance

i. Beginning Pool Balance	331,864,299.45
ii. Principal Collections	9,712,273.00
iii. Realized and Cram-Down Losses	320,225.01
iv. Month End Pool Balance	321,831,801.44

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section IV. Distribution Calculations

A.	Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	123,715.94
b. Non-prime Receivables @1.5%	216,327.34
c. Sub-prime Receivables @ 2%	17,238.83
d. Total Servicing Fee	357,282.11
e. Total Receivables @ 1.25%	345,691.98
ii. Base Servicing Fee (Less of id and ie)	345,691.98
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	11,590.13
v. Previous Additional Servicing Fee Shortfall	15,748.86
vi. Total Additional Servicing Fee	27,338.99
vii. Supplemental Servicing Fee	136,404.86
viii. Total Supplemental Servicing Fee	136,404.86

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	0.250%
ii. Base Letter of Credit Commitment Fee	2,588.54
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	2,588.54

C.	Bond Interest

	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
i. Class A-1 Notes	5.36%	30	186,993.87	0.00	0.00	186,993.87
ii. Class A-2 Notes	5.20%	30	416,000.00	0.00	0.00	416,000.00
iii. Class A-3 Notes	5.04%	30	390,600.00	0.00	0.00	390,600.00
iv. Class A-4 Notes	5.03%	30	259,673.75	0.00	0.00	259,673.75
v. Class B Notes	5.14%	30	95,034.32	0.00	0.00	95,034.32
vi. Class C Notes	5.41%	30	76,024.03	0.00	0.00	76,024.03
v. Total	5.15%	30	1,424,325.97	0.00	0.00	1,424,325.97

D.	Bond Principal

i. Beginning Note Balance	331,864,299.45
ii. Current Pool Balance	321,831,801.44
iii. Principal Distributable Amount	10,032,498.01

E. Total Required Distributions	11,805,104.50
F. Total Available Funds	12,479,515.45
G. Required Distribution Shortfall	0.00
H. Cash Available in Spread Account	3,661,978.47
I. Reserve Account Draw	0.00
J. Letter of Credit Commitment	12,425,000.00
K. Letter of Credit Required Payment Amount	0.00
L. Total Cash Available for Distributions	12,479,515.45

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section V. Waterfall for Distributions

A. Total Available Funds	12,479,515.45

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	345,691.98	345,691.98	0.00	12,133,823.47
C. Letter of Credit Commitment Fee	2,588.54	2,588.54	0.00	12,131,234.93
D. Class A Note Interest	1,253,267.62	1,253,267.62	0.00	10,877,967.31
E. Class A Principal Distributable Amount	10,032,498.01	10,032,498.01	0.00	845,469.30
F. Class B Note Interest	95,034.32	95,034.32	0.00	750,434.98
G. Class B Principal Distributable Amount	0.00	0.00	0.00	750,434.98
H. Class C Note Interest	76,024.03	76,024.03	0.00	674,410.95
I. Class C Principal Distributable Amount	0.00	0.00	0.00	674,410.95
J. Spread Account	809,191.10	674,410.95	134,780.15	0.00
K. Payment of Additional Servicing Fee	27,338.99	0.00	27,338.99	0.00
L. Outstanding Letter of Credit Fees	0.00	0.00	0.00	0.00
M. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	0.00
N. Deposit to Holders of Certificates	0.00	0.00	0.00	0.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	41,864,299.45	10,032,498.01	31,831,801.44	186,993.87	186,993.87	0.00
B. Class A-2 Notes	96,000,000.00	0.00	96,000,000.00	416,000.00	416,000.00	0.00
C. Class A-3 Notes	93,000,000.00	0.00	93,000,000.00	390,600.00	390,600.00	0.00
D. Class A-4 Notes	61,950,000.00	0.00	61,950,000.00	259,673.75	259,673.75	0.00
D. Class B Notes	22,187,000.00	0.00	22,187,000.00	95,034.32	95,034.32	0.00
D. Class C Notes	16,863,000.00	0.00	16,863,000.00	76,024.03	76,024.03	0.00
E. Total	331,864,299.45	10,032,498.01	321,831,801.44	1,424,325.97	1,424,325.97	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.12%
B. Cumulative Net Loss Calculation as of previous distribution date	0.03%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	No

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	1,775,000.00
ii. Spread Account Specified Amount	16,896,169.58
iii. Spread Account Maximum Amount	32,183,180.14
iv. Spread Account Required Amount	4,471,169.57

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i. Beginning Balance			3,661,978.47	12,425,000.00
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	3,661,978.47	12,425,000.00
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	3,661,978.47	12,425,000.00
iv. Deposit to Spread Account from Waterfall	674,410.95	0.00	4,336,389.42	12,425,000.00
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	4,336,389.42	12,425,000.00
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	4,336,389.42	12,425,000.00
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	4,336,389.42	12,425,000.00
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	4,336,389.42	12,425,000.00

Franklin Auto Trust 2006-1

Monthly Servicing Report

Collection Period:	November 2006
Distribution Date:	December 20, 2006
Number of Days in Distribution Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	2,718
B. Balance of loans extended during the current collection period	$48,525,203.53
C. Number of modifications during the current collection period	0
D. Balance of modified contracts during the current collection period	$0.00

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	58,138.78	205,701.26	24,022.28	90,666.75	1.5853%
ii. Non-Prime Loans	96,737.71	407,438.28	44,358.96	201,829.81	1.6350%
iii. Sub-Prime Loans	39,108.01	55,118.95	21,859.51	26,788.45	1.6948%
iv. Total Loans	193,984.50	668,258.49	90,240.75	319,285.01	1.6155%

/s/ Harold E. Miller, Jr.	/s/ Tonya B. Roemer
Harold E. Miller, Jr. President, C.E.O	Tonya B. Roemer Senior Vice President of Finance and Accounting